Income Tax (Details) - MYR (RM)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Income Tax [Line Items]
Taxable amount for first	RM 150,000
Average effective tax rate	1500.00%
Taxable amount for next	RM 450,000
Tax rate	1700.00%
Taxable amount upto next	RM 600,000
Tax amount exceeding	RM 600,000
Calculated tax rate	24.00%	24.00%	24.00%
Taxed standard rate	24.00%
Bottom of range [member]
Income Tax [Line Items]
Paid up capital	RM 2,500,000